Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
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Calculation of Earnings (Loss) Per Share

(€’000)	As at December 31,
	2021	2020	2019
Loss of the year attributable to Equity Holders	(26 512)	(17 204)	(28 632)
Weighted average number of shares outstanding	15 604 014	13 942 344	12 523 166

Earnings per share (non-fully diluted) in €	(1.70)	(1.23)	(2.29)

Outstanding warrants	2 136 556	1 488 006	1 292 380